Annual Fund Operating Expenses	Jan. 31, 2025
MassMutual Clinton Limited Term Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Clinton Limited Term Municipal Fund | MassMutual Clinton Limited Term Municipal Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.65%)
Net Expenses (as a percentage of Assets)	0.29%	[1]
MassMutual Clinton Limited Term Municipal Fund | MassMutual Clinton Limited Term Municipal Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.65%)
Net Expenses (as a percentage of Assets)	0.39%	[1]
MassMutual Clinton Limited Term Municipal Fund | MassMutual Clinton Limited Term Municipal Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	1.29%
Fee Waiver or Reimbursement	(0.65%)
Net Expenses (as a percentage of Assets)	0.64%	[1]
MassMutual Clinton Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Clinton Municipal Fund | MassMutual Clinton Municipal Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.64%)
Net Expenses (as a percentage of Assets)	0.41%	[2]
MassMutual Clinton Municipal Fund | MassMutual Clinton Municipal Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.64%)
Net Expenses (as a percentage of Assets)	0.51%	[2]
MassMutual Clinton Municipal Fund | MassMutual Clinton Municipal Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.64%)
Net Expenses (as a percentage of Assets)	0.76%	[2]
MassMutual Clinton Municipal Credit Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Clinton Municipal Credit Opportunities Fund | MassMutual Clinton Municipal Credit Opportunities Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.70%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.64%)
Net Expenses (as a percentage of Assets)	0.54%	[3]
MassMutual Clinton Municipal Credit Opportunities Fund | MassMutual Clinton Municipal Credit Opportunities Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.64%)
Net Expenses (as a percentage of Assets)	0.64%	[3]
MassMutual Clinton Municipal Credit Opportunities Fund | MassMutual Clinton Municipal Credit Opportunities Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.80%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.64%)
Net Expenses (as a percentage of Assets)	0.89%	[3]
MassMutual Global Floating Rate Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Interest Expense	0.02%
Remainder of Other Expenses	0.44%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.36%)
Net Expenses (as a percentage of Assets)	0.75%	[4]
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Interest Expense	0.02%
Remainder of Other Expenses	0.51%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.43%)
Net Expenses (as a percentage of Assets)	0.75%	[4]
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Interest Expense	0.02%
Remainder of Other Expenses	0.48%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	(0.40%)
Net Expenses (as a percentage of Assets)	1.00%	[4]
MassMutual Global Floating Rate Fund | MassMutual Global Floating Rate Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Interest Expense	0.02%
Remainder of Other Expenses	0.47%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	2.14%
Fee Waiver or Reimbursement	(0.39%)
Net Expenses (as a percentage of Assets)	1.75%	[4]
MassMutual Global Credit Income Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.46%
Expenses (as a percentage of Assets)	1.21%
Fee Waiver or Reimbursement	(0.36%)
Net Expenses (as a percentage of Assets)	0.85%	[5]
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.36%)
Net Expenses (as a percentage of Assets)	0.90%	[5]
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.52%
Fee Waiver or Reimbursement	(0.36%)
Net Expenses (as a percentage of Assets)	1.16%	[5]
MassMutual Global Credit Income Opportunities Fund | MassMutual Global Credit Income Opportunities Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	2.24%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	1.95%	[5]
MassMutual Emerging Markets Debt Blended Total Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jan. 31, 2026
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.67%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.53%)
Net Expenses (as a percentage of Assets)	0.89%	[6]
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	1.48%
Fee Waiver or Reimbursement	(0.53%)
Net Expenses (as a percentage of Assets)	0.95%	[6]
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[7]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.69%
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	(0.53%)
Net Expenses (as a percentage of Assets)	1.16%	[6]
MassMutual Emerging Markets Debt Blended Total Return Fund | MassMutual Emerging Markets Debt Blended Total Return Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[8]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.67%
Expenses (as a percentage of Assets)	2.42%
Fee Waiver or Reimbursement	(0.53%)
Net Expenses (as a percentage of Assets)	1.89%	[6]

[1]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.29%, 0.39%, and 0.64% for Classes I, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.
[2]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.41%, 0.51%, and 0.76% for Classes I, Y, and A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[3]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.54%, 0.64%, and 0.89% for Classes I, Y and, A, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[4]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.75%, 0.75%, 1.00%, and 1.75% for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[5]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings (with the exception of interest and borrowing expenses related to the Fund’s dedicated line of credit), securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.85%, 0.90%, 1.16%, and 1.95% for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[6]
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.89%, 0.95%, 1.16%, and 1.89% for Classes I, Y, A, and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[7]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more (or accounts aggregating $500,000 or more for holders of Class A shares prior to February 1, 2024) may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.
[8]	The contingent deferred sales charge on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no contingent deferred sales charge on Class C Shares thereafter.